Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Effective Income Tax Rate Reconciliation, Percent	42.40%	(144.20%)	(8.80%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Provision on Unremitted Earnings Permanently Re-invested	$ 0
Undistributed Earnings of Foreign Subsidiaries, Not Expected to be Remitted	118,400,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	42,000,000
Tax Liability Recognized for Undistributed Earnings of Foreign Subsidiaries	43,200,000
Undistributed Earnings of Foreign Subsidiaries, Expected to be Remitted	123,500,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	4,600,000
Deferred Tax Assets, Valuation Allowance	$ 46,700,000	$ 42,100,000
Capital loss carryforward expiration period	5 years
Operating Loss Carry Forward expiration period	20 years
Foreign loss and credit carryforwards expiration period	10 years
Unrecognized Tax Benefits	$ 1,900,000	1,900,000	$ 4,600,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	100,000	$ 900,000
Income Tax Examination, Penalties Expense	0
Liability for Income Tax Penalties	$ 0